Government Grants - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Amortization of government grants	$ 47	$ 44	$ 44
Restricted retained earnings	$ 3,200